Operating Lease Right-Of-Use (Rou) Assets and Operating Lease Liabilities (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2021	Oct. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020	Jul. 31, 2019
Operating Lease Right-of-Use (“Rou”) Assets and Operating Lease Liabilities [Abstract]
Lease agreement, description		the Company entered into an 18-month lease agreement for the lease of office and warehouse space under a non-cancelable operating lease through May 31, 2021. From the lease commencement date of December 1, 2019 until November 30, 2020, monthly rent shall be $4,444 and from December 1, 2020 to May 31, 2021, monthly rent shall be $4,577 per month.	In October 2019, the Company entered into an 18-month lease agreement for the lease of office and warehouse space under a non-cancelable operating lease through May 31, 2021. From the lease commencement date of December 1, 2019 until November 30, 2020, monthly rent was $4,444 and from December 1, 2020 to May 31, 2021, monthly rent was $4,577 per month.
Rental expenses			$ 79,429	$ 69,260	$ 95,811	$ 101,114
Operating lease liability discount rate						12.00%	12.00%	12.00%
Lease cost	$ 5,283
Lease term			60 months
Minimum monthly rent			$ 5,600
Exchange agreement, description			The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.